Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Additions	$ 221.0	$ 163.0
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	29,301.0	29,595.0
Impact of business combinations		161.0
Disposals and derecognitions		(28.0)
Currency translation effects		(427.0)
Intangible assets and goodwill at end of period	23,341.0	29,301.0	$ 29,595.0
Goodwill | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impact of business combinations	1,094.0
Currency translation effects	391.0
Goodwill | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(7,445.0)
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	31,644.0	34,182.0
Impact of business combinations		1,209.0
Additions		2,093.0
Disposals and derecognitions		(100.0)
Amortization charge		(3,982.0)
Impairment charge		(1,326.0)
Currency translation effects		(432.0)
Intangible assets and goodwill at end of period	26,879.0	31,644.0	34,182.0
Intangible Assets other than Goodwill | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impact of business combinations	2,946.0
Additions	1,576.0	1,930.0
Disposals and derecognitions	(1,845.0)
Amortization charge	(3,960.0)	(3,760.0)	(3,665.0)
Impairment charge	(3,048.0)	(1,301.0)	(376.0)
Currency translation effects	1,026.0
Intangible Assets other than Goodwill | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(1,460.0)
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	4,421.0	5,499.0
Impact of business combinations		1,209.0
Reclassifications		(1,429.0)
Additions		330.0
Disposals and derecognitions		(95.0)
Impairment charge		(917.0)
Currency translation effects		(176.0)
Intangible assets and goodwill at end of period	5,329.0	4,421.0	5,499.0
Acquired research and development [member] | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impact of business combinations	2,931.0
Reclassifications	(235.0)
Additions	770.0
Impairment charge	(2,544.0)
Currency translation effects	221.0
Acquired research and development [member] | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(235.0)
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	25,513.0	27,106.0
Reclassifications		1,403.0
Additions		1,175.0
Disposals and derecognitions		(3.0)
Amortization charge		(3,603.0)
Impairment charge		(322.0)
Currency translation effects		(243.0)
Intangible assets and goodwill at end of period	20,017.0	25,513.0	27,106.0
Currently marketed products | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Reclassifications	23.0
Additions	290.0
Disposals and derecognitions	(1,842.0)
Amortization charge	(3,319.0)
Impairment charge	(310.0)
Currency translation effects	688.0
Currently marketed products | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(1,026.0)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,710.0	1,577.0
Reclassifications		26.0
Additions		588.0
Disposals and derecognitions		(2.0)
Amortization charge		(379.0)
Impairment charge		(87.0)
Currency translation effects		(13.0)
Intangible assets and goodwill at end of period	1,533.0	1,710.0	1,577.0
Other intangible assets | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impact of business combinations	15.0
Reclassifications	212.0
Additions	516.0
Disposals and derecognitions	(3.0)
Amortization charge	(641.0)
Impairment charge	(194.0)
Currency translation effects	117.0
Other intangible assets | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(199.0)
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	29,596.0	29,900.0
Intangible assets and goodwill at end of period	23,391.0	29,596.0	29,900.0
Gross carrying amount | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	69,684.0	68,211.0
Intangible assets and goodwill at end of period	58,319.0	69,684.0	68,211.0
Gross carrying amount | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	7,092.0	8,013.0
Intangible assets and goodwill at end of period	7,822.0	7,092.0	8,013.0
Gross carrying amount | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	58,249.0	56,213.0
Intangible assets and goodwill at end of period	46,909.0	58,249.0	56,213.0
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	4,343.0	3,985.0
Intangible assets and goodwill at end of period	3,588.0	4,343.0	3,985.0
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment charge	0.0
Accumulated depreciation, amortisation and impairment | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(295.0)	(305.0)
Intangible assets and goodwill at end of period	(50.0)	(295.0)	(305.0)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(38,040.0)	(34,029.0)
Intangible assets and goodwill at end of period	(31,440.0)	(38,040.0)	(34,029.0)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,671.0)	(2,514.0)
Intangible assets and goodwill at end of period	(2,493.0)	(2,671.0)	(2,514.0)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(32,736.0)	(29,107.0)
Impairment charge	(0.3)
Intangible assets and goodwill at end of period	(26,892.0)	(32,736.0)	(29,107.0)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,633.0)	(2,408.0)
Intangible assets and goodwill at end of period	$ (2,055.0)	$ (2,633.0)	$ (2,408.0)